Significant Accounting Policies (Details) - Schedule of property and equipment net	12 Months Ended
Mar. 31, 2021
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment net [Line Items]
Estimated useful lives of the assets	20 years
Machinery [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment net [Line Items]
Estimated useful lives of the assets	10 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment net [Line Items]
Estimated useful lives of the assets	4 years
Minimum [Member] | Furniture, fixture and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment net [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member] | Furniture, fixture and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment net [Line Items]
Estimated useful lives of the assets	10 years